Quarterly Results of Operations - Summary of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Interest income	$ 25,912	$ 24,630	$ 23,956	$ 23,933	$ 23,300	$ 21,606	$ 21,644	$ 21,802	$ 23,206	$ 51,610	$ 47,233	$ 95,819	$ 88,258	$ 98,549
Interest expense	6,339	5,961	5,475	5,458	5,104	4,564	5,298	5,808	6,331	12,512	10,562	21,998	22,001	28,369
Net Interest Income	19,573	18,669	18,481	18,475	18,196	17,042	16,346	15,994	16,875	39,098	36,671	73,821	66,257	70,180
Provision for loan losses	1,732	774	880	559	1,168	1,325	1,407	1,393	339	2,590	1,727	3,381	4,464	5,750
Net Interest Income after Provision for Loan Losses	17,841	17,895	17,601	17,916	17,028	15,717	14,939	14,601	16,536	36,508	34,944	70,440	61,793	64,430
Non-interest income	1,718	1,948	2,385	1,929	1,861	1,833	11,070	2,285	1,200	3,298	3,790	8,123	16,388	2,145
Non-interest expenses	16,520	15,804	17,515	15,557	15,282	15,019	23,942	15,191	15,273	33,291	30,839	64,158	69,425	58,721
Income before Income Taxes	3,039	4,039	2,471	4,288	3,607	2,531	2,067	1,695	2,463	6,515	7,895	14,405	8,756	7,854
Income Taxes	870	1,210	685	1,301	1,021	606	323	518	803	1,423	2,322	4,217	2,250	2,776
Net Income	$ 2,169	$ 2,829	$ 1,786	$ 2,987	$ 2,586	$ 1,925	$ 1,744	$ 1,177	$ 1,660	$ 5,092	$ 5,573	$ 10,188	$ 6,506	$ 5,078
Basic	$ 0.03	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08
Net income per common share: Basic and diluted						$ 0.03	$ 0.03	$ 0.02	$ 0.03
Diluted	$ 0.03	$ 0.04	$ 0.03	$ 0.05	$ 0.04					$ 0.08	$ 0.08	$ 0.16	$ 0.10	$ 0.08
Weighted Average Number of Common Shares Outstanding: Basic and diluted						66,019	66,141	66,188	66,256
Basic	67,042	65,796	65,684	65,767	65,936					67,009	65,851	65,796	66,152	66,495
Diluted	67,055	66,228	65,782	65,767	65,936					67,185	65,851	65,836	66,152	66,495
Dividends Declared Per Common Share	$ 0	$ 0.00	$ 0.00	$ 0	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0	$ 0			$ 0.15